Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade, other payables and financial liabilities
19.	Trade, other payables and financial liabilities

	2019	2018
Account payables	$119,332	$124,962
Account payables to related parties	14,086	14,673

	133,418	139,635
Others	84	604

	$133,502	$140,239

See details of the account due to related parties in note 23.